Dec. 30, 2019
iShares®

iShares, Inc.

Supplement dated October 2, 2020 (the “Supplement”)

to the Summary Prospectus (the “Summary Prospectus”),

Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated December 30, 2019 (as revised August 17, 2020), for the iShares MSCI BRIC ETF (BKF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Board of Directors of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on-exchange transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.

The Fund is expected to effect the Transfer during the fourth quarter of 2020. After the Transfer is completed, the Fund will make new investments in India directly.

In addition, effective immediately, the section of the Fund’s Summary Prospectus and Prospectus entitled “Performance Information” is amended to delete the first full paragraph in its entirety and replace it with the following:

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. If BFA had not waived certain Fund fees during certain periods, the Fund’s returns would have been lower.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.